Collateral Positions (Tables)	1 Months Ended
Jun. 30, 2012
Collateral Positions.
Summary of collateral positions, with respect to borrowings under repurchase agreements, derivatives and clearing margin account

	Assets Pledged- Fair Value	Amortized Cost	Accrued Interest	Fair Value of Assets Pledged and Accrued Interest
Assets pledged for borrowings under repurchase agreements:
Agency RMBS	$1,819,089	$1,815,774	$5,397	$1,824,486
Cash collateral for derivatives (1):	8,000	-	-	8,000
Total	$1,827,089	$1,815,774	$5,397	$1,832,486

(1)  Cash posted as collateral is included in Due from counterparties on the Company’s balance sheet.